Investments in associates (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Investments in Associates
Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
TPTU (Mining segment)	40%	40%	214	219
TRMZ (Mining segment)	25%	25%	120	122

Total investments in associates			334	341

Summary of Movements in the Investments
The following table shows movements in the investments in associates:

	TPTU (Mining segment)	TRMZ (Mining segment)	Total
January 1, 2019	189	104	293
Share of profit	19	9	28

December 31, 2019	208	113	321
Share of profit	11	9	20

December 31, 2020	219	122	341
Share of loss	(5)	(2)	(7)

December 31, 2021	214	120	334